INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 9,209,000	$ 7,109,000
Deferred Tax Assets, Gross	3,554,000	2,790,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1,014,000	1,163,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		$ 0